Note 3 - Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Estimated Useful Lives of Property, Plant and Equipment [Table Text Block]
Computer equipment (years)		3
Furniture and equipment (years)	5	-	7
Laboratory equipment (years)	5	-	7
Leasehold improvements		Over shorter of estimated useful life and lease term

Estimated Lives of Finite-Lived Intangible Assets [Table Text Block]
Computer software (years)	3
Trademarks (years)	15